ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	6 Months Ended
Apr. 30, 2023
ACCRUED LIABILITIES AND OTHER PAYABLES
Summary of accrued liabilities and other payables

	April 30, 2023	October 31, 2022
Accrued professional service fees	$311,417	$310,476
Other	71,478	74,417
	$382,895	$384,893